Shareholder's Equity - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholder's Equity
Exercise price for SPAs exercised	€ 1.00	€ 1.00
Shares available to issue	47,931,023
Additional capital authorised	€ 35,321,639
Number of shares in entity held by entity or by its subsidiaries or associates	249,915	249,915	250,000	250,000
Proportion of treasury shares to total share capital	0.10%	0.10%
Share Performance Plans and Stock Option Plans
Shareholder's Equity
Shares available to issue	12,540,493
Holders or creditors of convertible bonds and/or bonds with warrants, profit participation rights and/or income bonds
Shareholder's Equity
Shares available to issue	35,390,530